JPMorgan Europe Dynamic Fund
Schedule of Portfolio Investments as of January 31, 2026
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2026.

JPMorgan Europe Dynamic Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 97.6%
Australia — 1.8%
Rio Tinto plc	139	12,687
Belgium — 1.9%
UCB SA	32	9,580
Umicore SA	160	3,807
		13,387
China — 1.8%
Prosus NV	222	12,754
Czech Republic — 0.4%
CSG NV *	76	2,767
Denmark — 4.8%
Carlsberg A/S, Class B (a)	79	10,753
Genmab A/S *	17	5,674
H Lundbeck A/S	515	3,455
Novo Nordisk A/S, Class B	130	7,722
Vestas Wind Systems A/S	225	6,806
		34,410
Finland — 1.9%
Konecranes OYJ	77	9,029
Neste OYJ	173	4,421
		13,450
France — 14.7%
Air Liquide SA	58	10,800
Arkema SA	57	3,440
Capgemini SE	47	7,268
Engie SA	482	14,400
Gaztransport Et Technigaz SA	28	6,041
LVMH Moet Hennessy Louis Vuitton SE	8	5,260
Pernod Ricard SA	50	4,460
Publicis Groupe SA	68	6,813
Safran SA	42	14,856
Societe Generale SA	164	14,391
SPIE SA	142	7,757
Thales SA	19	5,726
Vusion	20	3,172
		104,384
Germany — 15.5%
Allianz SE (Registered)	34	15,077
Bayer AG (Registered)	118	6,252
Bilfinger SE	50	7,062
Continental AG	74	5,804
Deutsche Telekom AG (Registered)	359	12,036
E.ON SE	481	10,205
KION Group AG	43	3,006
MTU Aero Engines AG (a)	19	8,401

JPMorgan Europe Dynamic Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Germany — continued
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	17	10,379
Nordex SE *	188	7,505
RWE AG	207	13,171
Siemens Energy AG *	66	11,242
		110,140
Hong Kong — 1.4%
Prudential plc	621	10,194
Italy — 4.8%
Coca-Cola HBC AG	141	7,659
Danieli & C Officine Meccaniche SpA	75	3,855
Maire SpA	193	3,370
UniCredit SpA	141	12,331
Unipol Assicurazioni SpA (a)	302	6,718
		33,933
Netherlands — 14.4%
Argenx SE *	10	8,279
ASM International NV	11	9,249
ASML Holding NV	25	35,614
ASR Nederland NV	125	9,083
Euronext NV (b)	45	6,309
ING Groep NV	481	14,187
Koninklijke Ahold Delhaize NV	260	10,180
SBM Offshore NV	257	9,237
		102,138
Spain — 3.8%
Banco Santander SA	1,637	20,900
Indra Sistemas SA	96	6,213
		27,113
Sweden — 0.5%
Asmodee Group AB, Class B *	305	3,661
Switzerland — 4.5%
Cie Financiere Richemont SA (Registered)	58	11,360
Galderma Group AG	49	9,140
Temenos AG (Registered)	49	4,320
VAT Group AG (a) (b)	11	7,015
		31,835
United Kingdom — 16.0%
Balfour Beatty plc	670	6,563
Barclays plc	2,357	15,729
Cranswick plc	98	7,049
Games Workshop Group plc	27	6,186
Mitie Group plc	2,295	5,264
NatWest Group plc	1,658	15,114
Next plc	47	8,511

JPMorgan Europe Dynamic Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
United Kingdom — continued
Reckitt Benckiser Group plc	104	8,684
Rolls-Royce Holdings plc	705	11,785
Sage Group plc (The)	667	8,741
SSE plc	370	12,288
St. James's Place plc	361	7,546
		113,460
United States — 9.4%
GSK plc	484	12,523
Nestle SA (Registered)	70	6,676
Novartis AG (Registered)	145	21,453
Roche Holding AG	19	8,879
Shell plc	455	17,491
		67,022
Total Common Stocks (Cost $511,735)		693,335
Short-Term Investments — 1.7%
Investment Companies — 0.0% ^
JPMorgan Prime Money Market Fund Class Institutional Shares, 3.69% (c) (d) (Cost $202)	202	202
Investment of Cash Collateral from Securities Loaned — 1.7%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.68% (c) (d)(Cost $12,200)	12,200	12,200
Total Short-Term Investments (Cost $12,402)		12,402
Total Investments — 99.3% (Cost $524,137)		705,737
Other Assets in Excess of Liabilities — 0.7%		4,670
NET ASSETS — 100.0%		710,407

Percentages indicated are based on net assets.

Abbreviations
OYJ	Public Limited Company

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)	The security or a portion of this security is on loan at January 31, 2026. The total value of securities on loan at January 31, 2026 is $11,598.
(b)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of January 31, 2026.

JPMorgan Europe Dynamic Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
Summary of Investments by Industry, January 31, 2026
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Banks	13.1%
Pharmaceuticals	11.2
Insurance	7.3
Semiconductors & Semiconductor Equipment	6.4
Aerospace & Defense	6.2
Oil, Gas & Consumable Fuels	4.0
Electrical Equipment	3.6
Multi-Utilities	3.5
Machinery	3.2
Beverages	3.2
Broadline Retail	3.0
Commercial Services & Supplies	2.8
Chemicals	2.6
Textiles, Apparel & Luxury Goods	2.4
Biotechnology	2.0
Capital Markets	2.0
Food Products	1.9
IT Services	1.9
Independent Power and Renewable Electricity Producers	1.9
Software	1.9
Metals & Mining	1.8
Electric Utilities	1.7
Diversified Telecommunication Services	1.7
Consumer Staples Distribution & Retail	1.4
Construction & Engineering	1.4
Leisure Products	1.4
Energy Equipment & Services	1.3
Household Products	1.2
Media	1.0
Others (each less than 1.0%)	1.2
Short-Term Investments	1.8
Futures contracts outstanding as of January 31, 2026 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
EURO STOXX 50 Index	95	03/20/2026	EUR	6,697	7
FTSE 100 Index	26	03/20/2026	GBP	3,625	4
					11

Abbreviations
EUR	Euro
FTSE	Financial Times and the London Stock Exchange
GBP	British Pound

JPMorgan Europe Dynamic Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940 (the "1940 Act"), the Board is required to determine fair value for securities that do not have readily available market quotations. Pursuant to Rule 2a-5 under the 1940 Act (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$12,687	$—	$12,687
Belgium	—	13,387	—	13,387
China	—	12,754	—	12,754
Czech Republic	2,767	—	—	2,767
Denmark	—	34,410	—	34,410
Finland	—	13,450	—	13,450

JPMorgan Europe Dynamic Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
France	$—	$104,384	$—	$104,384
Germany	—	110,140	—	110,140
Hong Kong	—	10,194	—	10,194
Italy	—	33,933	—	33,933
Netherlands	—	102,138	—	102,138
Spain	—	27,113	—	27,113
Sweden	—	3,661	—	3,661
Switzerland	—	31,835	—	31,835
United Kingdom	20,997	92,463	—	113,460
United States	—	67,022	—	67,022
Total Common Stocks	23,764	669,571	—	693,335
Short-Term Investments
Investment Companies	202	—	—	202
Investment of Cash Collateral from Securities Loaned	12,200	—	—	12,200
Total Short-Term Investments	12,402	—	—	12,402
Total Investments in Securities	$36,166	$669,571	$—	$705,737
Appreciation in Other Financial Instruments
Futures Contracts	$11	$—	$—	$11
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended January 31, 2026
Security Description	Value at October 31, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at January 31, 2026	Shares at January 31, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 3.69% (a) (b)	$14,862	$58,436	$73,108	$14	$(2)	$202	202	$98	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.68% (a) (b)	4,966	23,493	16,259	—	—	12,200	12,200	79	—
Total	$19,828	$81,929	$89,367	$14	$(2)	$12,402		$177	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of January 31, 2026.